UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund:  BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 1.20%, 1/25/35	$970	$892,458
Series 2005-OP2, Class M1, 0.96%, 10/25/35	1,025	936,149
Total Asset-Backed Securities — 1.8%		1,828,607

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.04%, 11/25/33 (a)	111	110,707
Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 1.27%, 11/25/34 (a)	138	135,075
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.80%, 10/25/35 (a)	801	737,095

		982,877
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	226	60,514
Total Non-Agency Mortgage-Backed Securities — 1.0%		1,043,391

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.5%
ZFS Finance (USA) Trust V, 6.50%, 5/09/37 (a)(b)	504	508,763
Electric Utilities — 1.7%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)	2,000	1,765,000
Total Preferred Securities — 2.2%		2,273,763

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.8%
Federal Farm Credit Bank, 4.55%, 6/08/20	3,500	3,926,405

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 6.6%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	$1,439	$1,533,189
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	657	741,260
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (a)	4,518	4,573,972

		6,848,421
Interest Only Collateralized Mortgage Obligations — 1.6%
Fannie Mae Mortgage-Backed Securities:
Series 2012-M9, Class X1, 4.20%, 12/25/17 (a)	3,415	97,916
Series 2012-47, Class NI, 4.50%, 4/25/42	1,470	270,948
Series 2012-96, Class DI, 4.00%, 2/25/27	1,509	112,137
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 2.16%, 5/16/46	399	27,607
Series 2009-78, Class SD, 5.67%, 9/20/32	1,523	288,121
Series 2009-116, Class KS, 5.94%, 12/16/39	481	74,366
Series 2011-52, Class NS, 6.14%, 4/16/41	4,144	841,116

		1,712,211
Mortgage-Backed Securities — 54.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	5,936	6,157,550
3.00%, 6/01/42 — 4/01/43	6,777	7,080,968
3.50%, 8/01/26 — 8/01/44	12,607	13,395,866
4.00%, 4/01/24 — 2/01/41	10,896	11,702,134
4.50%, 4/01/39 — 8/01/40	7,510	8,291,007
5.00%, 11/01/33 — 2/01/40	4,140	4,662,152
5.50%, 10/01/23 — 10/01/46 (d)	3,621	4,108,622
6.00%, 2/01/36 — 3/01/38	637	731,264
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	159	173,468

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	$5	$5,717

		56,308,748
Total U.S. Government Sponsored Agency Securities — 66.1%		68,795,785

U.S. Treasury Obligations
U.S. Treasury Bonds, 4.38%, 5/15/41 (e)	6,000	8,427,654
U.S. Treasury Notes:
0.75%, 4/30/18	6,000	6,000,702
1.38%, 4/30/20 (e)	17,000	17,221,136
1.50%, 5/31/20	1,300	1,322,292
3.13%, 5/15/21	6,500	7,072,306
2.00%, 11/30/22	4,500	4,675,779
2.00%, 2/15/25 (e)	6,000	6,213,282
2.25%, 11/15/25	2,800	2,955,750
1.63%, 2/15/26	2,800	2,804,813
Total U.S. Treasury Obligations — 54.5%		56,693,714
Total Long-Term Investments (Cost — $124,761,734) — 125.6%		130,635,260

Short-Term Securities — 4.6%	Shares
BlackRock T-Fund, Institutional Class, 0.20% (f)(g)	4,768,738	4,768,738
Total Short-Term Securities (Cost — $4,768,738) — 4.6%		4,768,738

		Value
Options Purchased (Cost — $176,199) — 0.2%		$166,238
Total Investments Before TBA Sale Commitments and Options Written (Cost — $129,706,671) — 130.4%		135,570,236

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities, 5.50%, 10/01/46 (d)	$3,460	(3,898,988)
Total TBA Sale Commitments (Proceeds — $3,894,016) — (3.8)%		(3,898,988)
Options Written (Premiums Received — $472,841) — (0.4)%		(425,239)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $125,339,814*) — 126.2%		131,246,009
Liabilities in Excess of Other Assets — (26.2)%		(27,240,621)

Net Assets — 100.0%		$104,005,388

* As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$129,706,671

Gross unrealized appreciation		$6,602,197
Gross unrealized depreciation		(738,632)

Net unrealized appreciation		$5,863,565

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Securities (USA) LLC	$(2,907,338)	$(4,059)
Goldman Sachs & Co	$(878,963)	$(975)

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Current yield as of period end.

2	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

(g)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,705,612	(2,705,612)	—	—	$10,508
BlackRock T-Fund, Institutional Class	—	4,768,738	4,768,738	$4,768,738	1,533
Total				$4,768,738	$12,041

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.52%	06/19/15	Open	$3,925,000	$3,942,199	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	0.26%	08/25/15	Open	1,985,000	1,990,777	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.47%	03/15/16	Open	8,047,500	8,068,408	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.47%	03/15/16	Open	6,022,500	6,038,147	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.47%	03/15/16	Open	11,041,250	11,069,936	U.S. Treasury Obligations	Open/Demand
Total				$31,021,250	$31,109,467

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	400,000	JPY	44,885,880	UBS AG	10/07/16	$6,709
JPY	45,666,000	EUR	400,000	Morgan Stanley & Co. International PLC	10/07/16	985
NOK	4,381,496	USD	520,000	Citibank N.A.	10/07/16	28,061
USD	520,000	NOK	4,383,058	Goldman Sachs International	10/07/16	(28,257)
AUD	345,000	CAD	338,379	BNP Paribas S.A.	10/24/16	5,975
CAD	335,396	AUD	340,000	BNP Paribas S.A.	10/24/16	(4,423)
CAD	342,433	USD	260,000	Citibank N.A.	10/25/16	1,055
CHF	96,305	USD	100,000	Goldman Sachs International	10/25/16	(748)
CHF	106,612	USD	110,000	JPMorgan Chase Bank N.A.	10/25/16	(125)
SEK	2,183,119	USD	260,000	Citibank N.A.	10/25/16	(5,252)
SEK	2,205,967	USD	260,000	Goldman Sachs International	10/25/16	(2,585)
USD	260,000	CAD	341,749	Barclays Bank PLC	10/25/16	(534)
USD	210,000	CHF	203,729	Goldman Sachs International	10/25/16	36

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	260,000	SEK	2,179,355	Barclays Bank PLC	10/25/16	$5,691
USD	260,000	SEK	2,172,453	Goldman Sachs International	10/25/16	6,496
NOK	2,150,000	SEK	2,210,544	Citibank N.A.	11/14/16	10,771
NOK	3,000,000	SEK	3,149,910	Goldman Sachs International	11/14/16	7,387
USD	260,000	CAD	340,900	BNP Paribas S.A.	11/14/16	77
AUD	275,000	NZD	283,473	HSBC Bank USA PLC	11/21/16	4,235
EUR	10,000	SEK	95,838	HSBC Bank USA PLC	11/21/16	60
SEK	3,112,011	EUR	325,000	BNP Paribas S.A.	11/21/16	(2,267)
SEK	2,678,116	EUR	280,000	JPMorgan Chase Bank N.A.	11/21/16	(2,304)
CAD	344,179	AUD	350,000	JPMorgan Chase Bank N.A.	12/15/16	(4,962)
MXN	1,882,781	USD	100,000	Citibank N.A.	2/03/17	(4,200)
USD	170,000	MXN	3,124,165	HSBC Bank USA PLC	2/03/17	11,035
USD	600,000	MXN	11,551,308	JPMorgan Chase Bank N.A.	2/03/17	12,243
Total						$45,159

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.05	AUD	2,080	$23,682
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.06	AUD	2,065	15,631
AUD Currency	Call	Barclays Bank PLC	11/25/16	CAD	1.04	AUD	2,040	4,006
EUR Currency	Call	JPMorgan Chase Bank N.A.	11/25/16	ZAR	16.00	EUR	930	21,268
AUD Currency	Call	Deutsche Bank AG	12/13/16	CAD	1.01	AUD	1,385	12,248
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.20	EUR	930	25,644
USD Currency	Put	HSBC Bank PLC	10/21/16	CHF	0.94	USD	1,560	697
USD Currency	Put	UBS AG	10/21/16	SEK	8.25	USD	1,560	513
NOK Currency	Put	Citibank N.A.	11/10/16	SEK	1.01	NOK	12,890	216
EUR Currency	Put	JPMorgan Chase Bank N.A.	11/17/16	SEK	9.45	EUR	1,395	3,412
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.28	GBP	1,195	17,390
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	75.10	CAD	2,055	27,596
GBP Currency	Put	Royal Bank of Scotland PLC	12/29/16	USD	1.26	GBP	800	7,796
USD Currency	Put	JPMorgan Chase Bank N.A.	2/01/17	MXN	17.06	USD	2,400	6,139
Total								$166,238

4	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.01%	Pay	3-Month LIBOR	10/28/16	USD	35,000	$(25,237)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.17%	Pay	3-Month LIBOR	10/28/16	USD	30,000	(73,263)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.44%	Pay	3-Month LIBOR	10/28/16	USD	15,000	(70,528)
30-Year Interest Rate Swap	Barclays Bank PLC	Call	1.75%	Pay	3-Month LIBOR	10/28/16	USD	5,000	(57,750)
Total									$(226,778)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
NOK Currency	Call	Citibank N.A.	11/10/16	SEK	1.05	NOK	12,890	$(35,205)
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.06	AUD	4,160	(25,191)
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.05	AUD	2,065	(23,511)
EUR Currency	Call	JPMorgan Chase Bank N.A.	11/25/16	ZAR	16.50	EUR	930	(12,753)
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.60	EUR	930	(18,538)
GBP Currency	Call	Royal Bank of Scotland PLC	12/29/16	USD	1.35	GBP	800	(7,250)
USD Currency	Call	JPMorgan Chase Bank N.A.	2/01/17	MXN	21.22	USD	2,400	(39,974)
USD Currency	Put	UBS AG	10/21/16	CHF	0.94	USD	1,560	(803)
EUR Currency	Put	JPMorgan Chase Bank N.A.	11/17/16	SEK	9.40	EUR	2,790	(4,194)
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.26	GBP	1,195	(11,386)
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	73.60	CAD	2,055	(19,656)
Total								$(198,461)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IO	Interest Only
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,828,607	—	$1,828,607
Non-Agency Mortgage-Backed Securities	—	1,043,391	—	1,043,391
Preferred Securities	—	2,273,763	—	2,273,763
U.S. Government Sponsored Agency Securities	—	68,795,785	—	68,795,785
U.S. Treasury Obligations	—	56,693,714	—	56,693,714
Short-Term Securities	$4,768,738	—	—	4,768,738
Options Purchased:
Foreign currency exchange contracts		166,238	—	166,238
Liabilities:
Investments:
TBA Sale Commitments	—	(3,898,988)	—	(3,898,988)

Total	$4,768,738	$126,902,510	—	$131,671,248

6	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contrats	—	$100,816	—	$100,816
Liabilities:
Foreign currency exchange contrats	—	(254,118)	—	(254,118)
Interest rate contracts	—	(226,778)	—	(226,778)

Total	—	$(380,080)	—	$(380,080)

[1]    Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$314	—	—	$314
Foreign currency at value	170,507	—	—	170,507
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(835,000)	—	(835,000)
Reverse repurchase agreements	—	(31,109,467)	—	(31,109,467)

Total	$170,821	$(31,944,467)	—	$(31,773,646)

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Government Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Government Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Government Fund, Inc.

Date: November 22, 2016